Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable consist of the following as of December 31, 2015 and March 31, 2015:

	December 31, 2015	March 31, 2015
Convertible note dated June 30, 2014, bearing interest at 10% per annum, maturing June 30, 2016 and convertible into shares of common stock at $0.02 per share	2,322	62,980
Convertible note dated September 30, 2014, bearing interest at 10% per annum, maturing September 30, 2016 and convertible into shares of common stock at $0.01 per share	80,133	80,133
Convertible note dated December 31, 2014, bearing interest at 10% per annum, maturing December 31, 2016 and convertible into shares of common stock at $0.01 per share	94,074	94,074
Convertible note dated December 31, 2014, bearing interest at 10% per annum, maturing December 31, 2016 and convertible into shares of common stock at $0.02 per share.	—	125,059
Convertible note dated March 31, 2015, bearing interest at 10% per annum, maturing March 31, 2017 and convertible into shares of common stock at $0.007 per share	39,635	39,635
Convertible note dated June 30, 2015, bearing interest at 10% per annum, maturing June 30, 2017 and convertible into shares of common stock at $0.25 per share.	54,006	—
Convertible note dated September 30, 2015, bearing interest at 10% per annum, maturing September 30, 2018, and convertible into shares of common stock at $0.25 per share.	267,558	—
Convertible note dated December 31, 2015, bearing interest at 10% per annum, maturing December 31, 2018 and convertible into shares of common stock at $0.09 per share	102,345	—
Total convertible notes payable	$640,073	$401,881

Less: current portion of convertible notes payable	(176,529)	—
Less: discount on convertible notes payable	(449,371)	(237,643)
Convertible notes payable, net of discount	$14,173	$164,238

Current portion of convertible notes payable	176,529	—
Less: discount on current portion of convertible notes payable	(116,664)	—
Current portion of convertible notes payable, net of discount	$59,865	$—

Convertible notes payable consist of the following as of March 31, 2015 and March 31, 2014:

	March 31, 2015	March 31, 2014
Convertible note payable, dated June 30, 2013, bearing interest at 10% per annum, matures on June 30, 2015 and convertible into shares of common stock at $0.04 per share	$—	$4,742
Convertible note payable, dated September 30, 2013, bearing interest at 10% per annum, matures on September 30, 2015 and convertible into shares of common stock at $0.04 per share	—	224,085
Convertible note payable, dated June 30, 2014, bearing interest at 10% per annum, matures on June 30, 2016 and convertible into shares of common stock at $0.02 per share	62,980	—
Convertible note payable, dated September 30, 2014, bearing interest at 10% per annum, matures on September 30, 2016 and convertible into shares of common stock at $0.01 per share	80,133	—
Convertible note payable, dated December 31, 2014, bearing interest at 10% per annum, matures on December 31, 2016 and convertible into shares of common stock at $0.01 per share	94,074	—
Convertible note payable, dated December 31, 2014, bearing interest at 10% per annum, matures on December 31, 2016 and convertible into shares of common stock at $0.02 per share	125,059	—
Convertible note payable, dated March 31, 2015, bearing interest at 10% per annum, matures on March 31, 2017 and convertible into shares of common stock at $0.007 per share	39,635	—
Total convertible notes payable	$401,881	$228,827

Less: discount on convertible notes payable	(237,643)	(215,716)
Convertible notes payable, net of discount	$164,238	$13,111

Schedule of Convertible Notes Issued
Date Issued	Maturity Date	Interest Rate	Conversion Rate	Note Amount
June 30, 2015	June 30, 2017	10%	$0.25	$54,006
September 30, 2015	September 30, 2018	10%	0.25	267,558
December 31, 2015	December 31, 2018	10%	0.09	102,345
Total				$423,909

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
April 1, 2014	March 31, 2016	10%	$0.03	$149,453
June 30, 2014	June 30, 2016	10%	$0.02	62,980
September 30, 2014	September 30, 2016	10%	$0.01	80,133
December 31, 2014	December 31, 2016	10%	$0.01	94,074
December 31, 2014	December 31, 2016	10%	$0.02	125,059
March 31, 2015	March 31, 2017	10%	$0.007	39,635
Total				$551,334

Schedule of Conversions To Common Stock
Date	Amount Converted	Shares of Common Stock Issued
June 1, 2015	$130,267	6,513,344
Total	$130,267	6,513,344

Date	Amount Converted	Shares of Common Stock Issued
June 5, 2015	$13,600	680,000
July 8, 2015	1,400	70,000
July 16, 2015	7,520	376,000
July 22, 2015	3,220	161,000
July 23, 2015	995	49,750
July 24, 2015	4,920	246,000
August 3, 2015	2,200	110,000
August 11, 2015	3,860	193,000
August 18, 2015	2,040	102,000
August 26, 2015	4,280	214,000
September 11, 2015	5,560	278,000
September 24, 2015	4,000	200,000
September 29, 2015	7,449	372,450
October 1, 2015	5,940	297,000
October 8, 2015	789	39,450
Total	$67,773	3,388,650

Date	Amount Converted	Shares of Common Stock Issued
December 22, 2015	$1,920	192,000
Total	$1,920	192,000

Date	Amount Converted	Shares of Common Stock Issued
August 20, 2014	$4,954	1,239
Total	$4,954	1,239

Date	Amount Converted	Shares of Common Stock Issued
April 21, 2014	$80,000	20,000
May 14, 2014	40,000	10,000
May 23, 2014	40,000	10,000
June 14, 2014	40,000	10,000
June 18, 2014	38,368	9,592
Total	$238,368	59,592

Date	Amount Converted	Shares of Common Stock Issued
October 8, 2014	$42,000	14,000
October 9, 2014	42,000	14,000
October 22, 2014	42,000	14,000
January 15, 2015	32,260	10,754
Total	$158,260	52,754